Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of inventory	Inventories

(in €‘000)	December 31, 2023	December 31, 2022
Finished products and goods for resale	27,249	21,440
CO2 tickets	6,855	4,577
Total	34,104	26,017